Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Paid	$ 42,538	$ 38,359	$ 37,655
Operating activities:
Net income	84,242	86,135	81,012
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for (recovery of) loan losses	8,557	(5,101)	4,990
Amortization of loan fees and costs, net	(5,758)	(5,279)	(4,918)
Provision for depreciation	8,644	8,396	7,347
Amortization (accretion) of investment securities, net	1,473	247	(226)
Amortization of prepayment penalty on long-term debt	5,719	6,176	6,047
Prepayment penalty on long-term debt	0	5,554	532
(Increase) decrease in deferred income tax	3,289	581	(250)
Realized net investment security gains	(1,821)	0	0
Loan originations to be sold in secondary market	(230,860)	(287,722)	(220,800)
Proceeds from sale of loans in secondary market	242,139	290,132	222,785
Gain on sale of commercial loans held for sale	0	0	(756)
Share-based compensation expense	3,942	2,814	1,828
OREO valuation adjustments	458	601	1,592
Gain on sale of OREO, net	(251)	(1,323)	(1,604)
Bank owned life insurance income	(4,858)	(4,338)	(5,783)
Investment in qualified affordable housing tax credits amortization	10,278	7,300	6,664
Pension contribution	(15,000)	0	0
Changes in assets and liabilities:
Decrease (increase) in other assets	(1,060)	(7,042)	(3,448)
(Decrease) increase in other liabilities	(11,778)	2,006	1,173
Net cash provided by operating activities	87,991	87,887	89,234
Investing activities:
Proceeds from sales of securities	2,265	0	3,144
Proceeds from calls and maturities of securities:
Held-to-maturity	14,426	29,901	36,393
Available-for-sale	193,937	753,325	321,146
Purchase of securities:
Held-to-maturity	(113,519)	(141,045)	(48,226)
Available-for-sale	(29,684)	(579,006)	(457,617)
Net increase in other investments	0	(3,500)	0
Net loan originations, portfolio loans	119,336	199,494	247,882
Proceeds from sale of commercial loans held for sale	0	0	900
Investment in qualified affordable housing projects	(7,000)	(15,029)	(5,318)
Proceeds from the sale of OREO	2,921	8,704	17,058
Purchases of bank owned life insurance, net	0	0	10,045
Purchases of premises and equipment, net	(7,018)	(7,466)	(11,361)
Life insurance death benefits	1,037	1,050	6,340
Net cash used in investing activities	(61,971)	(152,560)	(395,468)
Financing activities
Net increase in deposits	295,370	174,314	219,642
Net (decrease) increase in short-term borrowings	(3,506)	553	117,262
Proceeds from issuance of long-term debt	150,000	0	25,000
Repayment of subordinated notes	(30,000)	0	0
Repayment of long-term debt	(350,000)	(55,554)	(80,076)
Value of common shares withheld to pay employee income taxes	(347)	0	0
Cash dividends paid	(57,493)	(57,653)	(57,776)
Net cash (used in) provided by financing activities	(3,354)	61,660	217,994
Increase (decrease) in cash and cash equivalents	22,666	(3,013)	(88,240)
Cash and cash equivalents at beginning of year	146,446	149,459	237,699
Cash and cash equivalents at end of year	169,112	146,446	149,459
Income Taxes Paid	26,190	27,260	26,140
Non cash activities [Abstract]
Real Estate Owned, Transfer to Real Estate Owned	3,457	3,339	13,447
Transfer of Portfolio Loans and Leases to Held-for-sale	0	0	144
Affordable Housing Program Obligation, Period Increase (Decrease)	7,000	9,000	9,000
Consumer
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in prepaid dealer premiums	(4,350)	(5,733)	(2,836)
Mortgages [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of loans in secondary market	5,014	5,517	4,027
Foreclosed Asset [Domain]
Changes in assets and liabilities:
Decrease (increase) in other assets	(5,553)	0	0
Held-to-maturity Securities [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Realized net investment security gains			(88)
Treasury Stock, Common [Member]
Financing activities
Repurchase of treasury shares	$ (7,378)	$ 0	$ (6,058)